SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Advances to Suppliers and Advances for Purchase of Property, Plant and Equipment and Intangible Assets) (Narrative) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Advances to suppliers-current	$ 14,943,450	$ 18,479,686
Prepayments for property, plant and equipment, recorded in non-current assets	$ 845,907	$ 381,958